Deferred income (Details Textuals) (USD $)	Dec. 24, 2011 Kingman cash grant	Nov. 12, 2009 Windstar wake impact agreement
Deferred Revenue Arrangement [Line Items]
Proceeds from U.S. Department of the Treasury	$ 9,324,382
Payment to be made annually for next twenty-five years		$ 703,470
Period for EMI related to windstar wake impact agreement		25 years